Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with the SEC’s disclosure requirements regarding pay versus performance, or PVP, this section presents the
SEC-defined
“Compensation Actually Paid,” or CAP. Also required by the SEC, this section compares CAP to various measures used to gauge our performance. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting
discussed elsewhere in the overview of the executive compensation program, not in replacement.
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our current principal executive officer (“PEO”) and remaining named executive officers, as well as compensation of our former PEOs, for each of the fiscal years ended December 31, 2024, 2023 and 2022, and our financial performance for each such fiscal year:

											Value of Initial Fixed $100 Based on:
	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for Travis Mickle, Ph.D.	Compensation Actually Paid to Travis Mickle, Ph.D.	Summary Compensation Table Total for Richard W. Pascoe	Compensation Actually Paid to Richard W. Pascoe	Summary Compensation Table Total for Christal M.M. Mickle	Compensation Actually Paid to Christal M.M. Mickle	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Net Income

Year	($)(1)	($)(1)	($)(2)	($)(2)	($)(3)	($)(3)	($)(4)	($)(4)	($)(5)	($)(5)	($)	($)

2024	5,355,059	7,323,149	—	—	—	—	—	—	1,982,865	1,837,951	95.75	(105,511,000)

2023	3,445,231	4,975,770	3,593,438	4,385,998	4,122,558	3,308,589	1,669,956	2,211,127	2,039,861	2,724,999	75.20	(46,049,000)

2022	—	—	2,400,356	1,349,703	—	—	—	—	1,199,492	1,106,040	52.70	(26,772,000)

(1)	Mr. McFarlane became our Chief Executive Officer on October 10, 2023.

(2)	Dr. Travis Mickle served as the Company’s Chief Executive Officer in 2022 and from January 1, 2023 until January 6, 2023.

(3)
Mr. Pascoe served as the Company’s Chief Executive Officer from January 6, 2023 until June 1, 2023. As noted below, Mr. Pascoe also served as a non-PEO
NEO in 2022, and his compensation for that year is reflected in the columns entitled “Average Summary Compensation Table Total for
Non-PEO
NEOs” and “Average Compensation Actually Paid to
Non-PEO
NEOs.”

(4)	Ms. Christal Mickle served as the Company’s Interim Chief Executive Officer from June 1, 2023 until October 10, 2023.

(5)
Amounts represent the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated below for each fiscal year.

Non-PEO
NEOs

•	2024: Adrian Quartel, M.D., PPFM, and R. LaDuane Clifton, MBA, CPA

•	2023: R. LaDuane Clifton, MBA, CPA, and Joshua Schafer, M.S., MBA

•	2022: Richard W. Pascoe, and R. LaDuane Clifton, MBA, CPA

	2024

Adjustments	Current PEO	Average Non-PEO

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($4,018,000)	($1,280,180)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,838,000	$1,308,135

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$156,585	($101,918)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($8,495)	($70,951)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-

Total Adjustments	$1,968,090	($144,914)

Named Executive Officers, Footnote
Non-PEO
NEOs

•	2024: Adrian Quartel, M.D., PPFM, and R. LaDuane Clifton, MBA, CPA

•	2023: R. LaDuane Clifton, MBA, CPA, and Joshua Schafer, M.S., MBA

•	2022: Richard W. Pascoe, and R. LaDuane Clifton, MBA, CPA

Adjustment To PEO Compensation, Footnote

	2024

Adjustments	Current PEO	Average Non-PEO

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($4,018,000)	($1,280,180)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,838,000	$1,308,135

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$156,585	($101,918)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($8,495)	($70,951)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-

Total Adjustments	$1,968,090	($144,914)

Non-PEO NEO Average Total Compensation Amount	$ 1,982,865	$ 2,039,861	$ 1,199,492
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,837,951	2,724,999	1,106,040
Adjustment to Non-PEO NEO Compensation Footnote

	2024

Adjustments	Current PEO	Average Non-PEO

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($4,018,000)	($1,280,180)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,838,000	$1,308,135

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$156,585	($101,918)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($8,495)	($70,951)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-

Total Adjustments	$1,968,090	($144,914)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, and (ii) our net income, in each case, for the fiscal years ended December 31, 2024, 2023 and 2022. TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 95.75	75.2	52.7
Net Income (Loss)	(105,511,000)	(46,049,000)	(26,772,000)
Mr. McFarlane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,355,059	3,445,231	0
PEO Actually Paid Compensation Amount	$ 7,323,149	4,975,770	0
PEO Name	Mr. McFarlane
Dr. Travis Mickle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	3,593,438	2,400,356
PEO Actually Paid Compensation Amount	$ 0	4,385,998	1,349,703
PEO Name	Dr. Travis Mickle
Mr. Pascoe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	4,122,558	0
PEO Actually Paid Compensation Amount	$ 0	3,308,589	0
PEO Name	Mr. Pascoe
Ms. Christal Mickle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	1,669,956	0
PEO Actually Paid Compensation Amount	$ 0	$ 2,211,127	$ 0
PEO Name	Ms. Christal Mickle
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,968,090
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,018,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,838,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,585
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,495)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(144,914)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,280,180)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,308,135
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,918)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,951)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0